Estimated Amortization Expenses for Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets And Liabilities [Line Items]
2015	$ 410
2016	363
2017	296
2018	168
2019	95
2020 and thereafter	52
Other intangible assets, Net	$ 1,384	$ 1,476